Other Payables and Accrued Expenses - Schedule of Other Payables and Accrued Expenses (Details) - CNY (¥) ¥ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Payables and Accrued Expenses [Abstract]
Business and other tax payables		¥ 48,957	¥ 49,428
Refundable deposits from employees and agents		17,869	17,577
Professional fees		10,419	782
Accrued expenses to third parties		26,499	37,471
Accrued compensation to staff layoff		10,125	12,132
Payable to third parties	[1]	20,745	62,333
Others		4,223	4,999
Total		¥ 138,837	¥ 184,722

[1]	Amount represented payables to divested subsidiaries, which are non-interest-bearing, unsecured and due within one year.